Discontinued Operations (Details) - Schedule of Financial Performance (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued operations [member]
Discontinued Operations (Details) - Schedule of Financial Performance (Parentheticals) [Line Items]
Diluted loss per share from discontinued operations	$ 0.00	$ (0.03)	$ (0.17)